Post-employment Benefits - Net periodic (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Post-employment Benefits
Service cost	$ 129,707	$ 132,055
Interest cost	170,653	149,100
Prior service cost for plan amendments	(8,613)	2,405
Interest of assets	(120,591)	(124,655)
Net cost	$ 171,156	$ 158,905